SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The accompanying consolidatedfinancial statements include the accounts of the Company, its wholly owned subsidiary, Smoke Anywhere USA, Inc., and its 50% jointventure interest in Emagine the Vape Store, LLC. All significant intercompany transactions and balances were eliminated.

Use of estimates in the preparation of the financial statements

Use of estimates in the preparationof the financial statements

The preparation of condensed consolidatedfinancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amountsof assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financialstatements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ fromthose estimates. These estimates and assumptions include allowances, reserves and write-downs of receivables and inventory, valuingequity securities and hybrid instruments, share-based payment arrangements, deferred taxes and related valuation allowances, andthe valuation of the net assets acquired in the Merger and retail store acquisitions. Certain of our estimates could be affectedby external conditions, including those unique to our industry, and general economic conditions. It is possible that these externalfactors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluatesall of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Use of estimates in the preparation offinancial statements

The preparation of consolidatedfinancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amountsof assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements,and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates.These estimates and assumptions include allowances, reserves and write-downs of receivables and inventory, valuing equity securitiesand hybrid instruments, share-based payment arrangements, deferred taxes and related valuation allowances, and the preliminaryvaluation of the net assets acquired subsequent to December 31, 2014 in the Merger. Certain of our estimates could be affectedby external conditions, including those unique to our industry, and general economic conditions. It is possible that these externalfactors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluatesall of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue recognition

Revenue recognition

The Company recognizes revenue fromproduct sales or services rendered when the following four revenue recognition criteria are met: persuasive evidence of an arrangementexists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability isreasonably assured.

Product sales and shipping revenues,net of promotional discounts, rebates, and return allowances, are recorded when the products are shipped, title passes to customersand collection is reasonably assured. Retail sales to customers are made pursuant to a sales contract that provides for transferof both title and risk of loss upon the Company’s delivery to the carrier. Return allowances, which reduce product revenue,are estimated using historical experience. Revenue from product sales and services rendered is recorded net of sales and consumptiontaxes.

The Company periodically provides incentiveoffers to its customers to encourage purchases. Such offers include current discount offers, such as percentage discounts offcurrent purchases, inducement offers, such as offers for future discounts subject to a minimum current purchase, and other similaroffers. Current discount offers, when accepted by the Company’s customers, are treated as a reduction to the purchase priceof the related transaction, while inducement offers, when accepted by its customers, are treated as a reduction to the purchaseprice of the related transaction based on estimated future redemption rates. Redemption rates are estimated using the Company’shistorical experience for similar inducement offers. The Company reports sales, net of current discount offers and inducementoffers on its condensed consolidated statements of operations.

Revenue recognition

The Company recognizesrevenue from product sales or services rendered when the following four revenue recognition criteria are met: persuasive evidenceof an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, andcollectability is reasonably assured.

Product sales and shippingrevenues, net of promotional discounts, rebates, and return allowances, are recorded when the products are shipped, title passesto customers and collection is reasonably assured. Retail sales to customers are made pursuant to a sales contract that providesfor transfer of both title and risk of loss upon the Company’s delivery to the carrier. Return allowances, which reduce productrevenue, are estimated using historical experience. Revenue from product sales and services rendered is recorded net of sales andconsumption taxes.

The Company periodicallyprovides incentive offers to its customers to encourage purchases. Such offers include current discount offers, such as percentagediscounts off current purchases, inducement offers, such as offers for future discounts subject to a minimum current purchase,and other similar offers. Current discount offers, when accepted by the Company’s customers, are treated as a reductionto the purchase price of the related transaction, while inducement offers, when accepted by its customers, are treated as a reductionto the purchase price of the related transaction based on estimated future redemption rates. Redemption rates are estimated usingthe Company’s historical experience for similar inducement offers. The Company reports sales, net of current discount offersand inducement offers on its consolidated statements of operations.

Shipping and Handling Costs

Shipping and Handling Costs

The Company policy isto provide free standard shipping and handling for most orders shipped during the year. Shipping and handling costs incurred arerecognized in selling, general and administrative expenses. Such amounts aggregated $661,583 and $658,586 for the years ended December31, 2014 and 2013 respectively.

In certain circumstances,shipping and handling costs are charged to the customer and recognized in sales, net. The amounts recognized for the years endedDecember 31, 2014 and 2013 were $71,225 and $129,761, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considersall highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. For financial statementpurposes, investments in money market funds are considered a cash equivalent and are included in cash and cash equivalents. TheCompany maintains its cash and cash equivalents at high credit quality federally insured financial institutions, with balances,at times, in excess of the Federal Deposit Insurance Corporation’s insurance coverage limit of $250,000 per federally insuredfinancial institution. Management believes that the financial institutions that hold the Company’s deposits are financiallysound and, therefore, pose a minimum credit risk. The Company has not experienced any losses in such accounts. At December 31,2014 and 2013, the Company did not hold cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable, net is stated atthe amount the Company expects to collect. The Company provides a provision for allowances that includes returns, allowances anddoubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowances based on historicalcollection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’sestimate of the provision for allowances will change.

At September 30, 2015 accounts receivablebalances included a concentration from one customer of an amount greater than 10% of the total net accounts receivable balance($122,046 from Customer A). As to revenues in fiscal 2015, no customer accounted for sales in excess of 10% of the net sales forthe three and nine months ended September 30, 2015. At December 31, 2014 accounts receivable balances included a concentrationfrom one customer of an amount greater than 10% of the total net accounts receivable balance ($172,684 from Customer A). As torevenues in fiscal 2014, one customers accounted for sales in excess of 10% of the net sales for the three months ended September30, 2014, ($732,225 from Customer A) and two customers for the nine months ended September 30, 2014 ($2,187,797 from CustomerA and $1,506,880, from Customer E), respectively.

Accounts Receivable

Accounts receivable,net is stated at the amount the Company expects to collect. The Company provides a provision for allowances that includes returns,allowances and doubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowancesbased on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possiblethat the Company’s estimate of the provision for allowances will change.

Due From Merchant Credit Card Processor

Due From Merchant Credit CardProcessor

Due from merchantcredit card processor represents monies held by the Company’s credit card processors. The funds are being held by the merchantcredit card processors pending satisfaction of their hold requirements and expiration of charge backs/refunds from customers.

Inventories

Inventories

Inventories arestated at the lower of cost (determined by the first-in, first-out method) or market. If the cost of the inventories exceeds theirmarket value, provisions are recorded to write down excess inventory to its net realizable value. The Company’s inventoriesconsist primarily of merchandise available for resale.

Property and Equipment

Property and equipment

Property and equipmentis stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected usefullife of the respective asset, after the asset is placed in service. The Company generally uses the following depreciable livesfor its major classifications of property and equipment:

Description	Useful Lives
Warehouse fixtures	2 years
Warehouse equipment	5 years
Furniture and fixtures	5 years
Computer hardware	3 years

Impairment of Long Lived Assets

Impairment of Long-Lived Assets

The Company reviewslong-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset maynot be recoverable. In connection with this review, the Company also reevaluates the depreciable lives for these assets. The Companyassesses recoverability by determining whether the net book value of the related asset will be recovered through the projectedundiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable,it measures any impairment based on the projected future discounted cash flows as compared to the asset’s carrying value.Through December 31, 2014, the Company has not recorded any impairment charges on its long-lived assets.

Advertising		Advertising The Company expensesadvertising cost as incurred.
Warranty liability

Warranty liability

The Company’slimited lifetime warranty policy generally allows its end users and retailers to return defective purchased rechargeable productsin exchange for new products. The Company estimates a reserve for warranty liability and records that reserve amount as a reductionof revenues and as an accrued expense on the accompanying consolidated balance sheets. The warranty claims and expense was notdeemed material for the years ended December 31, 2014 and 2013.

Income Taxes

Income taxes

The Company uses theasset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740.”)Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and(ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilitiesand their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply totaxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferredtax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes theenactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of availableevidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Product Development

Product Development

The Company includesproduct development expenses relating to the commercialization of new products which are expensed as incurred as part of operatingexpenses. Product development expenses for the years ended December 31, 2014 and 2013 were approximately $312,000 and $174,000,respectively.

Fair Value Disclosures [Text Block]
Note 8.   FAIR VALUE MEASUREMENTS
The fair value framework under the Financial Accounting Standards Board’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:
•
Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

•
Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

•
Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes the liabilities measured at fair value on a recurring basis as of September 30, 2015:
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Accrued equity	$863,364	$—	$—	$863,364
Warrant liabilities	—	—	35,905,972	35,905,972
Total derivative liabilities	$863,364	$—	$35,905,972	$36,769,336

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2014:
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liabilities	$—	$—	$—	$—
Total derivative liabilities	$—	$—	$—	$—

Level 1
Accrued equity represents the Company’s obligation to issue shares to certain investors under waivers. (See Note 7)
Level 3 Valuation Techniques
Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation and the use of at least one significant unobservable input. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the
Company’s accounting and finance department and are approved by the Chief Financial Officer. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
The Company deems financial instruments to be derivative instruments if they (a) do not have fixed settlement provisions; or (b) have potential cash settlement provisions which are not within the Company’s control. The embedded conversion feature within the Debentures (see Note 6) and the common stock purchase warrants (a) reissued by the Company in connection with the Merger; (b) issued in connection with the March 3, 2015 financing (see Note 7); (c) granted in connection with the Waivers (see Note 7); and (d) issued in connection with the underwritten offering (see Note 7); have all been deemed to be derivative liabilities. In accordance with FASB ASC Topic No. 815-40, “Derivatives and Hedging — Contracts in an Entity’s Own Stock”, the embedded conversion options and the warrants were accounted for as derivative liabilities at the date of issuance and adjusted to fair value through earnings at each reporting date. In accordance with ASC 815, the Company has bifurcated the conversion feature of the convertible Debentures and warrant derivative instruments and recorded derivative liabilities on their issuance date. The Company used a Monte Carlo model and a Binomial Lattice model to value the derivative liabilities. These derivative liabilities are then revalued on each reporting date.
The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of unobservable inputs.
The following tables summarizes the values of certain assumptions used by the Company’s custom models to estimate the fair value of the embedded conversion options and warrant liabilities during the nine months ended September 30, 2015:
	2015
	July 31,	July 29,	June 25,	March 3,
Stock price	$0.87	$1.00	$1.70	$5.50
Strike price	$2.50	$1.24	$2.53	$6.40
Remaining term (years)	0.40	5.00	5.00	5.00
Volatility	107%	107%	108%	115%
Risk-free rate	0.12%	1.62%	1.70%	1.61%
Dividend yield	0.0%	0.0%	0.0%	0.0%
	2015
	September 30,	June 30,	March 31,
Stock price	$0.48	$1.60	$5.20
Strike price	$1.24 – $6.40	$2.53 – $6.40	$6.40
Remaining term (years)	4.42 – 4.83	4.68 – 4.99	4.93
Volatility	110%	108%	124%
Risk-free rate	1.37%	1.63%	1.37%
Dividend yield	0.0%	0.0%	0.0%
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:
	For the three months ended September 30, 2015	For the nine months ended September 30, 2015
Beginning balance	$1,683,722	$—
Issuance of Series A warrant liabilities	79,445,308	79,445,308
Issuance of other warrant liabilities and conversion options	—	3,878,989
Warrants issued in connection with the Waivers	(13,300)	(13,300)
Change in fair value of derivative liabilities	(45,209,758)	(47,405,025)
Ending balance	$35,905,972	$35,905,972

Stock-Based Compensation

Stock-Based Compensation

The Company accountsfor stock-based compensation under ASC 718, “Compensation-Stock Compensation” (“ASC 718”). These standardsdefine a fair value based method of accounting for stock-based compensation. In accordance with ASC Topic 718, the cost of stock-basedcompensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The valueof the stock-based award is determined using the Black-Scholes-Merton valuation model, whereby compensation cost is the fair valueof the award as determined by the valuation model at the grant date or other measurement date. The resulting amount is chargedto expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generallythe vesting period. The Company considers many factors when estimating expected forfeitures, including types of awards, employeeclass, and historical experience.

Derivative Instruments

Derivative Instruments

The Company accounts for free-standingderivative instruments and hybrid instruments that contain embedded derivative features in accordance with ASC Topic No. 815, “DerivativeInstruments and Hedging Activities,” (“ASC 815”) as well as related interpretations of this topic. In accordancewith this topic, derivative instruments and hybrid instruments are recognized as either assets or liabilities in the balance sheetand are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closelyrelated to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either again or loss in earnings. The Company determines the fair value of derivative instruments and hybrid instruments based on availablemarket data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument.

The Company estimates fair values ofderivative instruments and hybrid instruments using various techniques (and combinations thereof) that are considered to be consistentwith the objective of measuring fair values. In selecting the appropriate technique, the Company considers, among other factors,the nature of the instrument, the market risks that it embodies and the expected means of settlement. For complex instruments,we utilize custom Monte Carlo simulation models. For less complex instruments, such as free-standing warrants, the Company generallyuses the Binomial Lattice model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (includingtrading volatility, estimated terms, dilution and risk free rates) necessary to fair value these instruments. Estimating fairvalues of derivative financial instruments requires the development of significant and subjective estimates that may, and arelikely to, change over the duration of the instrument with related changes in internal and external market factors. In addition,option-based techniques (such as the Binomial Lattice model or the Black-Scholes-Merton valuation model) are highly volatile andsensitive to changes in the trading market price of the Company’s common stock. Since derivative financial instruments areinitially and subsequently carried at fair values, the Company’s net income (loss) going forward will reflect the volatilityin these estimates and assumption changes. Under ASC 815, increases in the trading price of the Company’s common stock andincreases in fair value during a given financial quarter result in the application of non-cash derivative expense. Conversely,decreases in the trading price of the Company’s common stock and decreases in trading fair value during a given financialquarter result in the application of non-cash derivative income.

Derivative Instruments

The Company accounts forfree-standing derivative instruments and hybrid instruments that contain embedded derivative features in accordance with ASC TopicNo. 815, “Accounting for Derivative Instruments and Hedging Activities,” (“ASC 815”) as well as relatedinterpretations of this topic. In accordance with this topic, derivative instruments and hybrid instruments are recognized as eitherassets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embeddedderivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value withchanges in fair value recognized as either a gain or loss in earnings. The Company determines the fair value of derivative instrumentsand hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rightsand obligations of each instrument.

The Company estimatesfair values of derivative instruments and hybrid instruments using various techniques (and combinations thereof) that are consideredto be consistent with the objective of measuring fair values. In selecting the appropriate technique, the Company considers, amongother factors, the nature of the instrument, the market risks that it embodies and the expected means of settlement. For lesscomplex instruments, such as free-standing warrants, the Company generally uses the Black-Scholes-Merton valuation model, adjustedfor the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms,dilution and risk free rates) necessary to fair value these instruments. Estimating fair values of derivative financial instrumentsrequires the development of significant and subjective estimates that may, and are likely to, change over the duration of theinstrument with related changes in internal and external market factors. In addition, option-based techniques (such as the Black-Scholes-Mertonvaluation model) are highly volatile and sensitive to changes in the trading market price of the Company’s common stock.Since derivative financial instruments are initially and subsequently carried at fair values, the Company’s income (loss)going forward will reflect the volatility in these estimates and assumption changes. Under ASC 815, increases in the trading priceof the Company’s common stock and increases in fair value during a given financial quarter result in the application ofnon-cash derivative expense. Conversely, decreases in the trading price of the Company’s common stock and decreases in tradingfair value during a given financial quarter result in the application of non-cash derivative income.

Convertible Debt Instruments

Convertible Debt Instruments

The Company accounts for convertibledebt instruments when the Company has determined that the embedded conversion options should be bifurcated from their host instrumentsin accordance with ASC 815. The Company records discounts to convertible notes for the relative fair value of conversion optionsembedded in debt instruments. The Company amortizes the respective debt discount over the term of the notes, using the straight-linemethod, which approximates the effective interest method over a short-term period.

Convertible Debt Instruments

The Company accountsfor convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcatedfrom their host instruments in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company records,when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments basedupon the differences between the fair value of the underlying common stock at the commitment date of the note transaction andthe effective conversion price embedded in the note. The Company amortizes the respective debt discount over the term of the notes,using the straight-line method, which approximates the effective interest method. The Company records, when necessary, inducedconversion expense, at the time of conversion for the difference between the reduced conversion price per share and the originalconversion price per share.

Lease Accounting

Lease Accounting

The Company evaluateseach lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risksof ownership have been transferred to the Company as lessee, the Company records the lease as a capital lease at its inception.The Company performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreementcalls for a scheduled rent increase during the lease term, the Company recognizes the lease expense on a straight-line basis overthe lease term. The Company determines the straight-line rent impact of an operating lease upon inception of the lease.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

In April 2015, the Financial AccountingStandards Board (“FASB”) issued ASU No. 2015-03 (ASU 2015-03), Interest - Imputation of Interest (Subtopic 835-30):Simplifying the Presentation of Debt Issuance Costs. This standard amends the existing guidance to require that debt issuance costsbe presented in the balance sheet as a deduction from the carrying amount of the related debt liability instead of as a deferredcharge. ASU 2015-03 is effective on a retrospective basis for annual and interim reporting periods beginning after December 15,2015, earlier adoption is permitted. Additionally, in August 2015 the FASB issued guidance expanding the April 2015 update (ASU2015-15). It states that, given the absence of authoritative guidance within the update, the SEC staff would not object to an entitydeferring and presenting debt issuance costs as an asset for revolving lines of credit and subsequently amortizing the deferreddebt issuance costs ratably over the term of the arrangement, regardless of whether there are any outstanding borrowings on theline of credit. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015,and interim periods within those fiscal years, with early adoption permitted for financial statements that have not been previouslyissued. Full retrospective application is required. The Company is currently evaluating the impact this guidance will have on itsconsolidated financial statements when adopted.

In July 2015, the FASB issued AccountingStandards Update No. 2015-11, “Simplifying the Measurement of Inventory” (“ASU 2015-11”). ASU 2015-11requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated sellingprices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequentmeasurement is unchanged for inventory measured using last-in, first-out (“LIFO”) or the retail inventory method. Itis effective for annual reporting periods beginning after December 15, 2016. The amendments should be applied prospectively withearlier application permitted as of the beginning of an interim or annual reporting period. The Company has not yet determinedthe effect of the adoption of this standard and it is not expected to have a material impact on the Company’s consolidatedfinancial position and results of operations.

In August 2014, the FASB issued ASU2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about anEntity’s Ability to Continue as a Going Concern. ASU 2014-15 explicitly requires management to evaluate, at each annualor interim reporting period, whether there are conditions or events that exist which raise substantial doubt about an entity’sability to continue as a going concern and to provide related disclosures. ASU 2014-15 is effective for annual periods endingafter December 15, 2016, and annual and interim periods thereafter, with early adoption permitted. The Company is currently evaluatingthe impact of adopting this new standard on its financial statement disclosures.

Recent Accounting Pronouncements

The Financial AccountingStandards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2014-12, Compensation –Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance TargetCould Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and thatcould be achieved after the requisite service period, be treated as a performance condition. As such, the performance target shouldnot be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost shouldbe recognized in the period in which it becomes probable that the performance target will be achieved and should represent thecompensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in thisASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlieradoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidatedfinancial position and results of operations.

The FASB has issued ASUNo. 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Accounting StandardsCodification 605 - Revenue Recognition and most industry-specific guidance throughout the Codification. The standard requires thatan entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the considerationto which the company expects to be entitled in exchange for those goods or services. This ASU is effective on January 1, 2017 andshould be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initiallyapplying the ASU recognized at the date of initial application. The Company is currently evaluating the potential impact, if any,the adoption of this standard will have on the Company’s consolidated financial position and results of operations.

The FASB has issued ASUNo. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’sAbility to Continue as a Going Concern. The guidance, which is effective for annual reporting periods ending after December15, 2016, extends the responsibility for performing the going-concern assessment to management and contains guidance on how toperform a going-concern assessment and when going-concern disclosures would be required under U.S. GAAP. The Company has electedto early adopt the provisions of ASU 2014-15 in connection with the issuance of these consolidated financial statements. Informationregarding the substantial doubt relating to the Company’s ability to continue as a going concern has been disclosed in Note2.

Reclassifications

Reclassifications

Certain prior period amounts in thecondensed consolidated financial statements have been reclassified to conform to the current period’s presentation. No changesto the Company’s net loss were made as a result of such reclassifications.

Liquidity

Liquidity

TheCompany reported a net loss allocable to common shareholders of $11,159,250 for the nine months ended September 30, 2015. TheCompany had negative working capital of $7,044,860 as of September 30, 2015. The Company expects to continue incurring lossesbefore the impact of changes in fair value of derivatives for the foreseeable future and may need to raise additional capitalto pursue its retail store expansion, satisfy warrant obligations, and to continue as a going concern. The Company currently anticipatesthat its cash and cash equivalents will be sufficient to support operations for at least twelve months from the date of this filing.Management believes that the Company has access to capital resources through possible public or private equity offerings, debtfinancings, or other means. However, the Company’s outstandingwarrants sold as part of our July 29, 2015 public offering will separate from the Series A Units on January 23, 2016. Each warrantmay be cashlessly exercised for the Black Scholes value defined in the warrant agreement. The number of shares common stock weissue in connection with the exercise of our warrants will be based on our common stock price as of the date of the exercise.The July 29, 2015 public offering underwriters required the Company to obtain shareholder approval to increase our authorizedcommon shares to 500 million. The shareholders approved the increase in the Company’s authorized shares on October 16, 2015.If all of the warrants were exercised simultaneously at a time when the trading price of the Company’s common stock wasbelow $0.17 per share, then the Company would not have sufficient authorized common stock to satisfy all the warrant exercisesand it could be required to use cash to pay warrant holders. Since the Company cannot predict the future stock price and whenthe warrant holders will exercise warrants and sell the underlying common shares, the Management cannot predict if the Companywill have sufficient cash resources to satisfy its obligation to the current warrant holders.

Identifiable Intangible Assets and Goodwill

Identifiable Intangible Assetsand Goodwill

Identifiable intangible assets are recordedat cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets areamortized over 5 and 10 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiableintangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.No impairment existed at September 30, 2015.

Indefinite-lived intangible assets,such as goodwill are not amortized. The Company tests the carrying amounts of goodwill for recoverability on an annual basis atDecember 31st or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value basedtest.

As more fully disclosed in Note 3 andNote 4, the Company’s amortizable intangible assets consist of the customer relations, trade names and technology, and assembledworkforce that were capitalized in connection with the completion of the Merger and retail store acquisitions. Accumulated amortizationon the amortizable intangible assets amounted to $155,237 at September 30, 2015. Amortization expense for the three and nine monthsended September 30, 2015 amounted to $66,530 and $155,237, respectively. The weighted-average remaining amortization period ofthe Company’s amortizable intangible assets is approximately 6.08 years as of September 30, 2015. The estimated future amortizationof the intangible assets is as follows:

For the years ending December 31,	Amount
2015 (remaining)	$67,530
2016	270,120
2017	270,120
2018	270,120
2019	270,120
Thereafter	797,353
Total	$1,945,363

Fair Value Measurements

Fair value measurements

The Company applies the provisions ofAccounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” (“ASC 820”).The Company’s short term financial instruments include cash, due from merchant credit card processors, accounts receivable,accounts payable and accrued expenses, each of which approximate their fair values based upon their short term nature. The Company’sother financial instruments include notes payable obligations. The carrying value of these instruments approximate fair value,as they bear terms and conditions comparable to market, for obligations with similar terms and maturities.

ASC 820 defines fair value as the exchangeprice that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageousmarket for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 alsoestablishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use ofunobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:Level 1 – quoted prices in active markets for identical assets or liabilities; Level 2 – quoted prices for similarassets and liabilities in active market or inputs that are observable; and Level 3 – inputs that are unobservable.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-basedcompensation under ASC Topic No. 718, “Compensation-Stock Compensation” (“ASC 718”). These standards definea fair value based method of accounting for stock-based compensation. In accordance with ASC 718, the cost of stock-based compensationis measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-basedaward is determined using the Black-Scholes-Merton valuation model, whereby compensation cost is the fair value of the award asdetermined by the valuation model at the grant date or other measurement date. The resulting amount is charged to expense on thestraight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historicalexperience.